Shareholders' equity - Preferred Stock Narrative (Details) $ / shares in Units, $ in Millions	Dec. 31, 2021 USD ($) $ / shares
Series E Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Liquidation preference per share (usd per share) | $ / shares	$ 100,000
Deferred fees for preferred stock redemption | $	$ 10
Series C Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Liquidation preference per share (usd per share) | $ / shares	$ 100,000
Deferred fees for preferred stock redemption | $	$ 15